Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Company's Consolidated Land Banking Arrangement

Summary information with respect to the Company’s consolidated land banking arrangement is as follows as of September 30, 2012 (dollars in thousands):

Total number of land banking projects	1

Total number of lots	625

Total purchase price	$161,465

Balance of lots still under option and not purchased:
Number of lots	225

Purchase price	$44,908

Forfeited deposits if lots are not purchased	$27,734

Summary information with respect to the Company’s consolidated land banking arrangement is as follows as of December 31, 2011 (dollars in thousands):

Total number of land banking projects	1

Total number of lots	625

Total purchase price	$161,465

Balance of lots still under option and not purchased:
Number of lots	225

Purchase price	$47,408

Forfeited deposits if lots are not purchased	$25,234